Share based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
HCML Share Option Scheme
Share based Compensation
A summary of share option activity and related information

			Weighted-average
	Number of	Weighted-average	remaining	Aggregate
	share	Exercise Price in	contractual life	intrinsic value
	options	£ per share	(years)	(in £’000)
Outstanding at January 1, 2014	2,303,317	3.67
Granted	—	—
Exercised	(1,025,228)	1.59
Cancelled	(593,686)	6.10
Outstanding at December 31, 2014	684,403	4.67	6.79	6,423
Granted	—	—
Exercised	(242,038)	3.77
Cancelled	—	—
Outstanding at December 31, 2015	442,365	5.16	6.53	10,061
Granted	693,686	19.70
Exercised	(92,705)	3.54
Cancelled	(3,750)	6.10
Outstanding at December 31, 2016	1,039,596	15.00	6.77	8,003
Vested and expected to vest at December 31, 2014	569,931	4.39	6.38	5,506
Vested and exercisable at December 31, 2014	419,878	3.91	5.64	4,256
Vested and expected to vest at December 31, 2015	333,393	4.85	6.05	7,685
Vested and exercisable at December 31, 2015	291,015	4.67	5.77	6,762
Vested and expected to vest at December 31, 2016	1,039,596	15.00	6.77	7,900
Vested and exercisable at December 31, 2016	767,376	14.64	6.66	6,106

Assumption for fair value of share options

	Effective date of
	grant of share options
	June 24,	December 20,	June 15,
	2011	2013	2016
Value of each share option	£1.841	£3.154	£8.991
Significant inputs into the valuation model:
Exercise price	£4.405	£6.100	£19.700
Share price at effective date of grant	£4.325	£6.100	£19.700
Expected volatility	46.6%	36.0%	39.0%
Risk-free interest rate	3.13%	3.16%	1.00%
Contractual life of share options	10 years	10 years	8 years
Expected dividend yield	0%	0%	0%

Summary of share option values

	Year Ended
	December 31,
	2016	2015	2014
Weighted-average grant-date fair value of share option granted during the period in £	8.991	—	—
Total intrinsic value of share options exercised in £'000	1,422	3,296	7,738
Total intrinsic value of share options exercised in US$’000	1,907	5,020	12,034

Summary of expenses

	Year Ended
	December 31,
	2016	2015	2014
	(in US$’000)
Research and development expenses	1,278	74	539
Administrative expenses	—	14	233
	1,278	88	772

HMHL Share Option Schemes
Share based Compensation
A summary of share option activity and related information

			Weighted‑average
	Number of	Weighted‑average	remaining	Aggregate
	share	Exercise Price in	contractual life	intrinsic value
	options	US$ per share	(years)	(in US$’000)
Outstanding at January 1, 2014	538,420	2.03	—	—
Granted	1,187,372	7.82
Exercised	(80,924)	1.5
Lapsed	(393,212)	2.15
Cancelled	(39,884)	1.7
Outstanding at December 31, 2014	1,211,772	7.71	8.84	134
Granted	—	—
Exercised	(24,400)	2.34
Lapsed	—	—
Cancelled	—	—
Outstanding at December 31, 2015	1,187,372	7.82	7.97	32,292
Granted	—	—
Exercised	—	—
Lapsed	—	—
Cancelled	(1,187,372)	7.82
Outstanding at December 31, 2016	—	—	—	—
Vested and expected to vest at December 31, 2014	769,714	7.75	8.88	54
Vested and exercisable at December 31, 2014	316,393	7.48	8.55	107
Vested and expected to vest at December 31, 2015	759,918	7.82	7.97	20,667
Vested and exercisable at December 31, 2015	593,686	7.82	7.97	16,146
Vested and expected to vest at December 31, 2016	—	—	—	—
Vested and exercisable at December 31, 2016	—	—	—	—

Summary of share option values

	Effective date of grant of share options
	August 2,		April 18,		December 17,
	2010		2011		2014
Value of each share option	US$	0.258	US$	0.923	US$	3.490
Significant inputs into the valuation model:
Exercise price	US$	2.240	US$	2.360	US$	7.820
Share price at effective date of grant	US$	1.030	US$	2.048	US$	7.820
Expected volatility		48.6%		55.4%		48.4%
Risk-free interest rate		2.007%		2.439%		1.660%
Contractual life of share options		6 years		6 years		9 years
Expected dividend yield		0%		0%		0%

	Year Ended
	December 31,
	2016	2015	2014
	(in US$’000, except
	per share data)
Weighted-average fair value of share option granted during the period	—	—	3.49
Total intrinsic value of share options exercised	—	352	247

Summary of expenses

	Year Ended
	December 31,
	2016	2015	2014
	(in US$’000)
Research and development	502	1,063	293

LTIP
Share based Compensation
Summary of expenses

	Year Ended
	December 31,
	2016	2015
	(in US$’000)
Research and development expenses	850	156
Administrative expenses	811	152
	1,661	308